POST-EMPLOYMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Post-employment Obligations
Schedule of consolidated actuarial information

2022	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Present value of obligations	11,404	3,314	60	14,778
Fair value of plan assets	(9,198)	-	-	(9,198)
Initial net liabilities	2,206	3,314	60	5,580
Adjustment to asset ceiling	112	-	-	112
Net liabilities in the statement of financial position	2,318	3,314	60	5,692

2021	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Present value of obligations	12,026	3,469	66	15,561
Fair value of plan assets	(9,378)	-	-	(9,378)
Initial net liabilities	2,648	3,469	66	6,183
Adjustment to asset ceiling	22	-	-	22
Net liabilities in the statement of financial position	2,670	3,469	66	6,205

Schedule of changes in present value of defined benefit obligation

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Defined-benefit obligation on December 31, 2019	13,285	3,102	61	574	17,022
Cost of current service	1	21	1	3	26
Interest on actuarial obligation	887	215	4	41	1,147
Actuarial losses (gains):
Due to changes in demographic assumptions	135	395	4	-	534
Due to changes in financial assumptions	(375)	(152)	(4)	(34)	(565)
Due to adjustments based on experience	289	(119)	1	(23)	148
Due to changes and adjustments	49	124	1	(57)	117
Benefits paid	(914)	(143)	(3)	(10)	(1,070)
Defined-benefit obligation on December 31, 2020	13,308	3,319	64	551	17,242
Cost of current service	2	21	1	3	27
Past service cost (1)	-	-	-	(415)	(415)
Interest on actuarial obligation	883	232	5	39	1,159
Actuarial losses (gains):
Due to changes in demographic assumptions	378	122	1	(15)	486
Due to changes in financial assumptions	(2,393)	(252)	(5)	(127)	(2,777)
Due to adjustments based on experience	828	200	3	(26)	1,005
Due to changes and adjustments	(1,187)	70	(1)	(168)	(1,286)
Benefits paid	(980)	(173)	(3)	(10)	(1,166)
Defined-benefit obligation on December 31, 2021	12,026	3,469	66	-	15,561
Cost of current service	2	16	-	-	18
Past service cost (1)	(4)	-	-	-	(4)
Actuarial losses (gains):	1,224	361	7	-	1,592
Actuarial losses (gains):
Due to changes in demographic assumptions	(7)	(1)	-	-	(8)
Due to changes in financial assumptions	(857)	(305)	(6)	-	(1,168)
Due to adjustments based on experience	106	(20)	(3)	-	83
Due to changes and adjustments	(758)	(326)	(9)	-	(1,093)
Benefits paid	(1,086)	(206)	(4)	-	(1,296)
Defined-benefit obligation on December 31, 2022	11,404	3,314	60	-	14,778

(1)	Due to the alterations made in the Collective Work Agreement for 2021-23, for offer and payment of life insurance for the employees and former employees, the Company understood that the post-retirement benefit in question had been entirely canceled, and as a result wrote down the balance of the obligation, remeasured using the revised actuarial assumptions.
(2)	Relating to the changes in the conditions of Plan B for requesting the Enhancement of Retirement for Length of Contribution, Special or Age - MAT (Melhoria de Aposentadoria por Tempo de Contribuição, Especial ou or Idade).

Schedule of changes in the fair value of plan assets

Pension plans and retirement supplement plans
Fair value of the plan assets on December 31, 2019	10,366
Return on investments	757
Contributions from employer	211
Benefits paid	(914)
Fair value of the plan assets on December 31, 2020	10,420
Return on investments	(298)
Contributions from employer	236
Benefits paid	(980)
Fair value of the plan assets on December 31, 2021	9,378
Return on investments	633
Contributions from employer	272
Benefits paid	(1,085)
Fair value of the plan assets on December 31, 2022	9,198

Schedule of changes in net liabilities

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Net liabilities at December 31, 2019	2,972	3,102	61	574	6,709
Expense recognized in Statement of income	206	236	5	44	491
Contributions paid	(211)	(143)	(3)	(10)	(367)
Actuarial losses (gains)	(58)	124	1	(57)	10
Net liabilities at December 31, 2020	2,909	3,319	64	551	6,843
Expense recognized in Statement of income	200	253	6	42	501
Past service cost	-	-	-	(415)	(415)
Contributions paid	(236)	(173)	(3)	(10)	(422)
Actuarial losses (gains)	(203)	70	(1)	(168)	(302)
Net liabilities at December 31, 2021	2,670	3,469	66	-	6,205
Expense recognized in Statement of income	285	378	7	-	670
Past service cost	(4)	-	-	-	(4)
Contributions paid	(272)	(206)	(4)	-	(482)
Actuarial losses (gains)	(361)	(327)	(8)	-	(696)
Net liabilities at December 31, 2022	2,318	3,314	61	-	5,692

				2022	2021
Current liabilities				388	347
Non-current liabilities				5,304	5,858

Schedule of income statement

2022	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	2	16	-	18
Past service cost	(4)	-	-	(4)
Interest on the actuarial obligation	1,224	361	7	1,592
Expected return on the assets of the Plan	(941)	-	-	(941)
Expense in 2022	281	377	7	665

2021	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	2	21	1	3	27
Past service cost (1)	-	-	-	(415)	(415)
Interest on the actuarial obligation	883	232	5	39	1,159
Expected return on the assets of the Plan	(685)	-	-	-	(685)
Expense in 2021	200	253	6	(373)	86

2020	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	1	21	1	3	26
Interest on the actuarial obligation	887	215	4	41	1,147
Expected return on the assets of the Plan	(682)	-	-	-	(682)
Expense in 2020	206	236	5	44	491

Schedule of independent actuaries estimate for the expense amount

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	-	14	-	14
Interest on the actuarial obligation	1,276	379	7	1,662
Expected return on the assets of the Plan	(1,004)	-	-	(1,004)
Estimated total expense in 2023 as per actuarial report	272	393	7	672

Schedule of expectation for payment of benefits

	Pension plans and retirement supplement plans - Forluz	Health plan	Dental plan	Total
Estimated payment of benefits	1,119	220	4	1,343

Schedule of assumptions

Effects on the defined-benefit obligation	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Reduction of one year in the mortality table	247	53	1	301
Increase of one year in the mortality table	(251)	(54)	(1)	(306)
Reduction of 1% in the discount rate	982	418	7	1,407

Schedule of average periods of the obligations under the benefit plans

Pension plans and retirement supplement plans		Health plan	Dental plan
Plan A	Plan B
873	10.83	12.79	12.37

Schedule of principal categories percentage of plan assets

	2022	2021
Shares	6.45%	7.77%
Fixed income securities	76.89%	73.95%
Real estate property	4.89%	5.04%
Others	11.77%	13.24%
Total	100.00%	100.00%

Schedule of measured at fair value

	2022	2021
Non-convertible debentures issued by the Company	137	302
Shares issued by the Company	3	277
Real estate properties of the Foundation, occupied by the Company	270	-
	410	579

Schedule of actuarial assumptions

	2022		2021
	Pension plans and retirement supplement plans	Health plan and Dental plan	Pension plans and retirement supplement plans	Health plan and Dental plan	Life insurance
Annual discount rate for present value of the actuarial obligation	11.73%	11.83%	10.60%	10.75%	10.73%
Annual expected return on plan assets	11.73%	Not applicable	10.60%	Not applicable	Not applicable
Long-term annual inflation rate	5.31%	5.31%	5.03%	5.03%	5.03%
Estimated future annual salary increases	5.31%	Not applicable	5.03%	Not applicable	6.29%
General mortality table	AT-2000 S10% by sex	AT-2000 M&F S10% D20%	AT-2000 S10% by sex	AT-2000 M&F S10% D20%	AT-2000 M&F S10% D20%
Disability table	Not applicable	Álvaro Vindas increase of 30%	Not applicable	Tasa 1927 increase of 100%	Tasa 1927 increase of 100%
Disabled mortality table	AT-83 IAM Male	MI-85 Female	AT-83 IAM Male	MI-85 Female	MI-85 Female
Real growth of contributions above inflation	-	1%	-	1%	-

	2020
	Pension plans and retirement supplement plans	Health plan and Dental plan	Life insurance
Annual discount rate for present value of the actuarial obligation	6.83%	7.14%	7.25%
Annual expected return on plan assets	6.83%	Not applicable	Not applicable
Long-term annual inflation rate	3.32%	3.32%	3.32%
Estimated future annual salary increases	3.32%	Not applicable	4.56%
General mortality table	AT-2000 M S10% D10%	AT-2000 M S10% D20%	AT-2000 M S10% D20%
Disability table	Not applicable	Álvaro Vindas D30%	Álvaro Vindas D30%
Disabled mortality table	AT-49 M	MI-85 F	MI-85 F
Real growth of contributions above inflation (1)	-	1%	-